Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2019
Commitments and Contingencies
Schedule of future lease payments under operating leases

Year ended
March 31,
RMB
2020	14,214,976
2021	9,581,261
2022	4,318,342
2023	3,309,725
2024 and after	531,128
Total	31,955,432